Fair Value Measurement - Schedule of Financial Liabilities Not Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long-term debt, net	$ 25	$ 31	$ 38
Long-term debt, net	2,791	2,792	2,830
Total debt, net	2,816	2,823	2,868
Carrying Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long-term debt, net	25	31	38
Long-term debt, net	2,791	2,792	2,830
Total debt, net	2,816	2,823	2,868
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long-term debt, net	25	31	38
Long-term debt, net	2,782	2,780	2,834
Total debt, net	$ 2,807	$ 2,811	$ 2,872